Cover Document	Aug. 01, 2024
Entity Information [Line Items]
Entity Central Index Key	0000874761
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
City Area Code	703
Local Phone Number	522-1315
Written Communications	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Aug. 01, 2024
Entity Registrant Name	THE AES CORPORATION
Entity Address, Address Line One	4300 Wilson Boulevard
Entity File Number	001-12291
Entity Tax Identification Number	54-1163725
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
Trading Symbol	AES
Entity Listing, Description	NYSE
Amendment Flag	false